Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments and financial risk management
Schedule of assets at fair value

	At June 30, 2023
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$15,756	$—	$21,715
Current financial assets	113,215	—	—
Cash equivalents	845,573	—	—
Assets carried at fair value	$974,543	$—	$21,715

	At December 31, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$17,443	$—	$21,715
Current financial assets	46,162	—	—
Cash equivalents	669,147	—	—
Assets carried at fair value	$732,752	$—	$21,715